RELATED PARTY AND EXEMPT PARTY-IN-INTEREST TRANSACTIONS (Details) - John Deere Savings and Investment Plan - Sponsoring Employer - Deere & Company Common Stock - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Common Stock of Deere & Company
Shares of common stock held (in shares)	1,948,707	2,163,351
Cost basis	$ 252.0	$ 250.0
Dividend income	$ 12.7